Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 3,886	$ 4,327	$ 3,243
Balance – end of year	5,771	3,886	4,327
Less: current portion	208	186	92
Non-current asset retirement obligation	$ 5,563	$ 3,700	$ 4,235
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Weighted average discount rate	3.80%	5.00%	4.70%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 15	$ 19	$ 12
Liabilities acquired, net	198	6	784
Liabilities settled	(296)	(290)	(274)
Asset retirement obligation accretion	190	186	164
Revision of cost, inflation rates and timing estimates	412	(111)	(40)
Change in discount rates	1,412	(334)	509
Foreign exchange adjustments	$ (46)	$ 83	$ (71)